SCHEDULE OF INTEREST EXPENSE ON THE COMPANY’S BANK BORROWINGS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Costs
Interest on lease liability– continuing operations	¥ 25	¥ 51	¥ 75
Interest on lease liability - discontinued operations (Note 29)	¥ 1,479	¥ 2,115	¥ 2,673